Earnings per share - Additional Information (Details) - 2021 Incentive Award Plan	Dec. 31, 2021 USD ($)
Restricted stock units
Earnings per share [line items]
Outstanding stock options	335,449
Option
Earnings per share [line items]
Outstanding stock options	442,789